Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related party revenue	$ 495,330	$ 843,828
Cost of revenue related parties	$ 663,976	$ 308,381